Trade and Miscellaneous Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
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Trade and Miscellaneous Payables and Other Current Liabilities

NOTE 23—TRADE AND MISCELLANEOUS PAYABLES AND OTHER CURRENT LIABILITIES

Trade and miscellaneous payables and other current liabilities increased by 126 million euros compared to December 31, 2016 and were broken down as follows:

		As of December 31,
		2017		2016
			Of which IAS 39 Financial Instruments		Of which IAS 39 Financial Instruments
		(millions of euros)
Payables on construction work	(A)	19		25

Trade payables:
Payables to suppliers		4,262	4,262	4,532	4,532
Payables to other telecommunication operators		383	383	323	323

	(B)	4,645	4,645	4,855	4,855

Tax payables	(C)	584		292

Miscellaneous payables and other current liabilities:
Payables for employee compensation		245		319
Payables to social security agencies		202		215
Trade and miscellaneous deferred income		508		488
Advances received		69		53
Customer-related items		602	77	847	199
Payables for “TLC operating fee”		15		15
Dividends approved, but not yet paid to shareholders		19	19	33	33
Other current liabilities		223	174	320	252
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year		97		30
Provisions for risks and charges for the current portion expected to be settled within 1 year		292		154

	(D)	2,272	270	2,474	484

Total	(A+B+C+D)	7,520	4,915	7,646	5,339

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

Trade payables amounting to 4,645 million euros (4,855 million euros at December 31, 2016), mainly related to TIM S.p.A. (3,127 million euros) and to companies belonging to the Brazil Business Unit (1,094 million euros).

Tax payables amounted to 584 million euros (292 million euros at December 31, 2016) and related mainly to TIM S.p.A.. The item included VAT payable (385 million euros), the payable for the government concession tax (20 million euros) and withholding tax payables to the tax authorities as withholding agent (72 million euros). They also included other tax payables of the Brazil Business Unit of 87 million euros.

Trade and miscellaneous deferred income refer mainly to the Parent TIM S.p.A. and include 131 million euros for interconnection charges, 175 million euros for the deferral of revenues from the activation of the telephone service, 21 million euros for traffic and charges, 51 million euros for rent and maintenance payments and 4 million euros for outsourcing contract charges.